Form, Content and Other General Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Form, Content and Other General Information

NOTE 1—FORM, CONTENT AND OTHER GENERAL INFORMATION

Form and content

Telecom Italia S.p.A. (the “Parent”), also known in short as “TIM S.p.A.”, and its subsidiaries form the “TIM Group” or the “Group”.

TIM is a joint-stock company (S.p.A.) organized under the laws of the Republic of Italy.

The registered offices of the Parent, TIM, are located in Milan, Italy at Via Gaetano Negri 1.

The duration of TIM S.p.A., as stated in the company’s bylaws, extends until December 31, 2100.

On May 16, 2018, the Board of Directors of TIM S.p.A. acknowledged that the grounds for considering Vivendi the entity exercising direction and coordination powers over TIM no longer applied. Subsequently, on June 25, 2018, the Board of Directors approved amendments to the internal procedure governing transactions with related parties, and updated the relative related party boundary to reflect the new situation, whereby Vivendi no longer qualifies as the de facto controlling entity over TIM.

The TIM Group operates mainly in Europe, the Mediterranean Basin and South America.

The Group is engaged principally in the communications sector and, particularly, the fixed and mobile national and international telecommunications sector.

The TIM Group Consolidated Financial Statements at December 31, 2018 have been prepared on a going concern basis (further details are provided in the Note “Accounting Policies”) and in accordance with the International Financial Reporting Standards issued by the International Accounting Standards Board (designated as “IFRS”).

Furthermore, during 2018, the Group applied accounting policies consistent with those applied for the previous year, except for the new accounting standards adopted as of January 1, 2018, the impact of which is illustrated in the section “Adoption of the new IFRS 9 and IFRS 15 standards”, to which readers are referred for more details.

The consolidated financial statements have been prepared under the historical cost convention except for financial assets measured at fair value through other comprehensive income, financial assets measured at fair value through profit or loss and derivative financial instruments which have been measured at fair value. The carrying amounts of hedged assets and liabilities have been adjusted to reflect the changes in fair value of the hedged risks (fair value hedge).

In accordance with IAS 1 (Presentation of Financial Statements) comparative information included in the consolidated financial statements is, unless otherwise indicated, that of the preceding two years.

The TIM Group consolidated financial statements as at December 31, 2018 are expressed in euro (rounded to the nearest million unless otherwise indicated).

Publication of the TIM Group consolidated financial statements for the year ended December 31, 2018 was approved by resolution of the Board of Directors’ meeting held on February 21, 2019.

Financial statement formats

The financial statement formats adopted are consistent with those indicated in IAS 1. In particular:

•	the consolidated statements of financial position have been prepared by classifying assets and liabilities according to the “current and non-current” criterion;

•

the separate consolidated income statements have been prepared by classifying operating expenses by nature of expense as this form of presentation is considered more appropriate and representative of the specific business of the Group, conforms to internal reporting and is in line with the TIM Group’s industrial sector;

•	the Consolidated statements of comprehensive income include the profit or loss for the year as shown in the separate consolidated income statements and all other non-owner changes in equity;

•	the Consolidated statements of cash flows have been prepared by presenting cash flows from operating activities according to the “indirect method”, as permitted by IAS 7 (Statement of Cash Flows).

Furthermore, according to IAS 1 (paragraphs 97 and 98), certain expense and income items that are material in terms of nature and amount are separately disclosed in the notes to the separate consolidated income statement. Specifically, such items include: income/expenses arising from the disposal of property, plant and equipment, business segments and investments; expenses stemming from company reorganization and streamlining processes and projects, also in connection with corporate transactions (mergers, spin-offs, etc.); expenses resulting from litigation and regulatory fines and related liabilities; other provisions and related reversals; costs for the settlement of disputes; items related to corrections and re-alignments relating to previous years; impairment losses on goodwill and/or other tangible and intangible assets.

Segment Reporting

An operating segment is a component of an entity:

•	that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity);

•

whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources (for the TIM Group, the Board of Directors of the Parent) to be allocated to the segment and assess its performance; and

•	for which discrete financial information is available.

In particular, the operating segments of the TIM Group are organized according to geographic location (Domestic and Brazil) for the telecommunications business.

The Sofora-Telecom Argentina group, which was sold on March 8, 2016, has been recognized under Discontinued operations.

The term “operating segment” is considered synonymous with “Business Unit”.

The operating segments of the TIM Group are as follows:

•

Domestic: includes operations in Italy for voice and data services on fixed and mobile networks for end customers (retail) and other operators (wholesale), the operations of the Telecom Italia Sparkle group (International wholesale), which, at international level (Europe, the Mediterranean and South America), develops fiber optic networks for wholesale customers, the operations of Olivetti (products and services for Information Technology), as well as INWIT S.p.A. (a company operating in the electronic communications infrastructure sector, and in particular the infrastructure for hosting radio transmission equipment for mobile telephone networks, both for TIM and other operators) and the units supporting the Domestic sector;

•	Brazil: includes mobile fixed telecommunications operations in Brazil (Tim S.A.);

•	Other Operations: includes finance companies and other minor companies not strictly related to the core business of the TIM Group.